Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations Disclosure [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

During 2011, the Office of the Comptroller of the Currency (OCC) replaced the Office of Thrift Supervision (OTS) as the Bank's primary regulator.  However, as a thrift, the Bank continues to follow OTS capital regulations which require banks to maintain minimum levels of regulatory capital. Beginning in the first quarter of 2012, the Bank will be subject to the capital requirements of the OCC.  Under the regulations in effect at December 31, 2011 and 2010, Trustco Bank was required to maintain a minimum tangible capital of 1.5% of adjusted total assets, a minimum leverage ratio of core capital to adjusted total assets of 4.00% and a minimum ratio of total capital to risk weighted assets of 8.00%.

Federal banking regulations also establish a framework for the classification of banks into five categories: well capitalized, adequately capitalized, under capitalized, significantly under capitalized, and critically under capitalized. Generally, an institution is considered well capitalized if it has a leverage capital ratio of at least 5.0% (based on total adjusted quarterly average assets), a Tier 1 risk-based capital ratio of at least 6.0%, and a total risk-based capital ratio of at least 10.0%.

The foregoing capital ratios are based on specific quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulator about capital components, risk weighting and other factors.

As of December 31, 2011 and 2010, Trustco Bank met all capital adequacy requirements to which it was subject. Further, the most recent regulator notification categorized the Bank as a well-capitalized institution. There have been no conditions or events since that notification that management believes have changed the Bank's capital classification.

Under its prompt corrective action regulations, the regulator is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on an institution's financial statements. As stated above, the Bank has been classified as well capitalized for regulatory purposes, and therefore, these regulations do not apply. The following is a summary of actual capital amounts and ratios as of December 31, 2011 and 2010, for Trustco Bank:

(dollars in thousands)			Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$335,759	7.90%	5.00%	4.00%
Tier 1 risk-based capital	335,759	15.75	6.00	4.00
Total risk-based capital	362,648	17.01	10.00	8.00

(dollars in thousands)			Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$250,093	6.31%	5.00%	4.00%
Tier 1 risk-based capital	250,093	12.17	6.00	4.00
Total risk-based capital	275,988	13.43	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2011 and 2010 for TrustCo on a consolidated basis:

(dollars in thousands)	As of December 31, 2011
	Amount	Ratio

Leverage capital	$340,456	8.14%
Tier 1 risk-based capital	340,456	15.97
Total risk-based capital	367,382	17.23

(dollars in thousands)	As of December 31, 2010
	Amount	Ratio

Leverage capital	$259,006	6.68%
Tier 1 risk-based capital	259,006	12.57
Total risk-based capital	284,959	13.83